General - Consolidated subsidiaries and their financial information (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Woori bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Bank	Woori Bank
Main business		Bank	Bank
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 485,888,941	₩ 458,017,067
Liabilities		456,944,053	431,313,615
Operating revenue		41,881,143	37,719,811
Net income (loss) attributable to owners		3,039,372	2,505,587
Comprehensive income (loss) attributable to owners		₩ 3,381,799	₩ 3,203,099
Woori Card Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 16,613,482	₩ 17,491,193
Liabilities		13,828,816	14,830,408
Operating revenue		2,293,739	2,099,755
Net income (loss) attributable to owners		147,179	110,998
Comprehensive income (loss) attributable to owners		₩ 160,121	₩ 85,647
Woori Financial Capital Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Financial Capital Co., Ltd.	Woori Financial Capital Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 12,770,681	₩ 12,417,338
Liabilities		11,045,686	10,796,683
Operating revenue		1,759,842	1,538,360
Net income (loss) attributable to owners		141,419	127,836
Comprehensive income (loss) attributable to owners		₩ 138,826	₩ 125,562
Woori Investment Securities Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries	[1]	Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Main business		Securities brokerage	Securities brokerage
Percentage of ownership (%)		99.50%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The Group owned interest in Korea Foss Securities Co., Ltd. as a result of the merger between Korea Foss Securities Co., Ltd. (surviving company) and Woori Investment Bank Co., Ltd. (dissolution company) for the year ended December 31, 2024. The merged securities company also changed its name to Woori Investment Securities Co., Ltd.	The Group owned interest in Korea Foss Securities Co., Ltd. as a result of the merger between Korea Foss Securities Co., Ltd. (surviving company) and Woori Investment Bank Co., Ltd. (dissolution company) for the year ended December 31, 2024. The merged securities company also changed its name to Woori Investment Securities Co., Ltd.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 7,186,431	₩ 6,375,625
Liabilities		6,041,109	5,273,890
Operating revenue		430,599	429,764
Net income (loss) attributable to owners		2,552	(53,374)
Comprehensive income (loss) attributable to owners		₩ 6,279	₩ (50,735)
Woori Asset Trust Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries	[2]	Woori Asset Trust Co., Ltd	Woori Asset Trust Co., Ltd
Main business		Real estate trust	Real estate trust
Percentage of ownership (%)		99.60%	95.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The Company acquired additional shares of Woori Asset Trust Co., Ltd. and Woori Asset Management Corp. during the year ended December 31, 2024. Additionally, Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.	The Company acquired additional shares of Woori Asset Trust Co., Ltd. and Woori Asset Management Corp. during the year ended December 31, 2024. Additionally, Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 499,279	₩ 337,976
Liabilities		39,470	79,747
Operating revenue		107,154	129,982
Net income (loss) attributable to owners		1,803	32,297
Comprehensive income (loss) attributable to owners		₩ 1,609	₩ 31,849
Woori Savings Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Savings Bank	Woori Savings Bank
Main business		Mutual saving bank	Mutual saving bank
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,874,624	₩ 1,938,948
Liabilities		1,680,378	1,759,489
Operating revenue		136,417	133,872
Net income (loss) attributable to owners		(85,879)	(49,139)
Comprehensive income (loss) attributable to owners		₩ (84,907)	₩ (48,974)
Woori Financial F&I Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 1,251,854	₩ 877,702
Liabilities		914,388	673,265
Operating revenue		90,373	31,290
Net income (loss) attributable to owners		13,306	3,866
Comprehensive income (loss) attributable to owners		₩ 13,199	₩ 3,858
Woori Asset Management Corp.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries	[2]	Woori Asset Management Corp.	Woori Asset Management Corp.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	73.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The Company acquired additional shares of Woori Asset Trust Co., Ltd. and Woori Asset Management Corp. during the year ended December 31, 2024. Additionally, Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.	The Company acquired additional shares of Woori Asset Trust Co., Ltd. and Woori Asset Management Corp. during the year ended December 31, 2024. Additionally, Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 203,232	₩ 161,868
Liabilities		39,077	32,780
Operating revenue		57,562	41,311
Net income (loss) attributable to owners		11,801	6,408
Comprehensive income (loss) attributable to owners		₩ 11,870	₩ 6,267
Woori Venture Partners Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Venture Partners	Woori Venture Partners
Main business		Other financial services	Other financial services
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 350,066	₩ 328,782	[3]
Liabilities		15,060	30,190	[3]
Operating revenue		62,261	14,676	[3]
Net income (loss) attributable to owners		36,786	3,929	[3]
Comprehensive income (loss) attributable to owners		₩ 37,213	₩ 5,484	[3]
Explanation of newly added subsidiaries to consolidation			Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2023.
Woori Global Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries	[2]	Woori Global Asset Management Co., Ltd.	Woori Global Asset Management Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		0.00%	100.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The Company acquired additional shares of Woori Asset Trust Co., Ltd. and Woori Asset Management Corp. during the year ended December 31, 2024. Additionally, Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.	The Company acquired additional shares of Woori Asset Trust Co., Ltd. and Woori Asset Management Corp. during the year ended December 31, 2024. Additionally, Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets			₩ 37,512
Liabilities			13,526
Operating revenue			13,857
Net income (loss) attributable to owners			(3,913)
Comprehensive income (loss) attributable to owners			₩ (3,913)
Woori Private Equity Asset Management Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Private Equity Asset Management Co., Ltd.	Woori Private Equity Asset Management Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 101,164	₩ 96,006
Liabilities		5,589	4,418
Operating revenue		9,974	10,216
Net income (loss) attributable to owners		4,148	1,960
Comprehensive income (loss) attributable to owners		₩ 3,987	₩ 1,826
Woori Credit Information Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Credit Information Co., Ltd.	Woori Credit Information Co., Ltd.
Main business		Credit information	Credit information
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 43,985	₩ 45,662
Liabilities		6,555	7,981
Operating revenue		42,796	43,774
Net income (loss) attributable to owners		1,614	5,014
Comprehensive income (loss) attributable to owners		₩ 1,252	₩ 4,626
Woori Fund Service Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Fund Service Co., Ltd.	Woori Fund Service Co., Ltd.
Main business		Financial support service business	Financial support service business
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 31,154	₩ 27,526
Liabilities		2,799	2,758
Operating revenue		18,069	17,059
Net income (loss) attributable to owners		4,646	3,539
Comprehensive income (loss) attributable to owners		₩ 4,646	₩ 3,539
Woori FIS Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori FIS Co., Ltd.	Woori FIS Co., Ltd.
Main business		System software development & maintenance	System software development & maintenance
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 58,868	₩ 80,563
Liabilities		12,094	32,304
Operating revenue		175,624	339,163
Net income (loss) attributable to owners		(1,709)	(7,511)
Comprehensive income (loss) attributable to owners		₩ (1,485)	₩ (9,214)
Woori Finance Research Institute Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Group Inc.	Woori Financial Group Inc.
Subsidiaries		Woori Finance Research Institute Co., Ltd.	Woori Finance Research Institute Co., Ltd.
Main business		Other service business	Other service business
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Disclosure of condensed financial information of significant investments in subsidiaries [Abstract]
Assets		₩ 7,663	₩ 6,444
Liabilities		3,892	2,603
Operating revenue		9,022	7,792
Net income (loss) attributable to owners		59	72
Comprehensive income (loss) attributable to owners		₩ (70)	₩ (11)
Woori America Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori America Bank	Woori America Bank
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		America	America
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Global Markets Asia Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Global Markets Asia Limited	Woori Global Markets Asia Limited
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Hong Kong	Hong Kong
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Bank China Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Bank China Limited	Woori Bank China Limited
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		China	China
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
AO Woori Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[4]	AO Woori Bank	AO Woori Bank
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Russia	Russia
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The Russia – Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2024, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.	The Russia – Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2024, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.
PT Bank Woori Saudara Indonesia 1906 Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		PT Bank Woori Saudara Indonesia 1906 Tbk	PT Bank Woori Saudara Indonesia 1906 Tbk
Main business		Finance	Finance
Percentage of ownership (%)		90.80%	84.20%
Location		Indonesia	Indonesia
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Banco Woori Bank do Brasil S.A.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Banco Woori Bank do Brasil S.A	Banco Woori Bank do Brasil S.A
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Brazil	Brazil
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Korea BTL Infrastructure Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Korea BTL Infrastructure Fund	Korea BTL Infrastructure Fund
Main business		Finance	Finance
Percentage of ownership (%)		99.90%	99.90%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Finance Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Finance Myanmar Co., Ltd.	Woori Finance Myanmar Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Myanmar	Myanmar
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Wealth Development Bank
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Wealth Development Bank	Wealth Development Bank
Main business		Finance	Finance
Percentage of ownership (%)		51.00%	51.00%
Location		Philippines	Philippines
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Bank Vietnam Limited
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Bank Vietnam Limited	Woori Bank Vietnam Limited
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Vietnam	Vietnam
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Bank (Cambodia) PLC
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Bank (Cambodia) PLC	Woori Bank (Cambodia) PLC
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Cambodia	Cambodia
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Bank Europe
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries		Woori Bank Europe	Woori Bank Europe
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Germany	Germany
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	KAMCO Value Recreation First Securitization Specialty Co., Ltd.	KAMCO Value Recreation First Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		15.00%	15.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Jeonju Iwon Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Jeonju Iwon Ltd.	Jeonju Iwon Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Wonju I one Inc.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Wonju I one Inc.	Wonju I one Inc.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heitz Third Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Heitz Third Co., Ltd.	Heitz Third Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori hansoop 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori hansoop 1st Co., Ltd.	Woori hansoop 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori International First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori International First Co., Ltd.	Woori International First Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori QS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori QS 1st Co., Ltd.	Woori QS 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Display 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori Display 2nd Co., Ltd.	Woori Display 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori Dream 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori Dream 2nd Co., Ltd.	Woori Dream 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori K 1st Co., Ltd.	Woori K 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori S 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori S 1st Co., Ltd.	Woori S 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori Display 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori Display 3rd Co., Ltd.	Woori Display 3rd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
TY 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	TY 1st Co., Ltd.	TY 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Quantum Jump the 2nd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Quantum Jump the 2nd Co., Ltd.	Quantum Jump the 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Gongdeok First Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori Gongdeok First Co., Ltd.	Woori Gongdeok First Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori HW 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HW 1st Co., Ltd.	Woori HW 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Dream 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori Dream 3rd Co., Ltd.	Woori Dream 3rd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SJS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori SJS 1st Co., Ltd.	Woori SJS 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Steel 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori Steel 1st Co., Ltd	Woori Steel 1st Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
SPG the 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	SPG the 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori-HWC 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori-HWC 1st Co., Ltd.	Woori-HWC 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HC 3rd Co., Ltd.	Woori HC 3rd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Park I 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori Park I 1st co., Ltd	Woori Park I 1st co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori DS 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori DS 1st co., Ltd	Woori DS 1st co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori HC 4th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HC 4th Co., Ltd	Woori HC 4th Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori SKR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori SKR 1st Co., Ltd.	Woori SKR 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori H chemical 1st Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori H chemical 1st Co., Ltd	Woori H chemical 1st Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
HE the 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	HE the 1st Co., Ltd.	HE the 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Hub The 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori Hub The 1st Co., Ltd.	Woori Hub The 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori K The 3rd Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori K The 3rd Co., Ltd.	Woori K The 3rd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KF 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori KF 1st Co., Ltd.	Woori KF 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WooriI TS 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	WooriI TS 1st Co., Ltd.	WooriI TS 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori H Square 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori H Square 1st Co., Ltd.	Woori H Square 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori L Yongsan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori L Yongsan 1st Co., Ltd.	Woori L Yongsan 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 5th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HC 5th Co., Ltd.	Woori HC 5th Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Ladena 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori Ladena 1st Co., Ltd.	Woori Ladena 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HR 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori HR 1st Co., Ltd.	Woori HR 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori Lotte Dongtan 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori Lotte Dongtan 1st Co., Ltd.	Woori Lotte Dongtan 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HC 6th Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HC 6th Co., Ltd.	Woori HC 6th Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HO 1st Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HO 1st Co., Ltd.	Woori HO 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ESG 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori ESG 1st Co., Ltd.	Woori ESG 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Osiria 1st Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori Osiria 1st Co., Ltd.	Woori Osiria 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Eco 2nd Co.,Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori Eco 2nd Co., Ltd.	Woori Eco 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Gangnam Landmark 2nd Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Gangnam Landmark 2nd Co., Ltd	Gangnam Landmark 2nd Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HP the 1st co.,Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HP the 1st co., Ltd.	Woori HP the 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori KF 2nd Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori KF 2nd Co., Ltd.	Woori KF 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ST 1st co.,Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori ST 1st co., Ltd.	Woori ST 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori High End 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[6]	Woori High End 1st co., Ltd.	Woori High End 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori HD 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HD 1st co., Ltd.	Woori HD 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori HW 2nd co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori HW 2nd co., Ltd.	Woori HW 2nd co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Mirae 1st co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5]	Woori Mirae 1st co., Ltd.	Woori Mirae 1st co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Heungkuk Global Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	Heungkuk Global Private Placement Investment Trust No. 1	Heungkuk Global Private Placement Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		98.80%	98.80%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
AI Partners UK Water Supply Private Placement Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	AI Partners UK Water Supply Private Placement Investment Trust No.2	AI Partners UK Water Supply Private Placement Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.30%	97.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Multi Asset Global Real Estate Investment Trust No. 5-2
Significant investments in subsidiaries [Abstract]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Igis Australia Investment Trust No. 209-1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	IGIS Australia Investment Trust No. 209-1	IGIS Australia Investment Trust No. 209-1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.40%	99.40%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori G Global Secondary Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Kiwoom Harmony Private Placement Investment Trust No. 2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	Kiwoom Harmony Private Placement Investment Trust No. 2	Kiwoom Harmony Private Placement Investment Trust No. 2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.30%	97.20%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Kiwoom Harmony Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	Kiwoom Harmony Private Placement Investment Trust No. 1	Kiwoom Harmony Private Placement Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.40%	97.40%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Kiwoom Harmony Private Placement Investment Trust No. 4
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	Kiwoom Harmony Private Placement Investment Trust No. 4	Kiwoom Harmony Private Placement Investment Trust No. 4
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		96.20%	96.20%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[8]	Principal Guaranteed Trust	Principal Guaranteed Trust
Main business		Trust	Trust
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Principal and Interest Guaranteed Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[8]	Principal and Interest Guaranteed Trust	Principal and Interest Guaranteed Trust
Main business		Trust	Trust
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
MAGI No.5 LuxCo S.a.r.l.
Significant investments in subsidiaries [Abstract]
Investor		Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2	Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2
Subsidiaries		MAGI No.5 LuxCo S.a.r.l.	MAGI No.5 LuxCo S.a.r.l.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		54.60%	54.60%
Location		Luxembourg	Luxembourg
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
ADP 16 Brussels
Significant investments in subsidiaries [Abstract]
Investor		MAGI No.5 LuxCo S.a.r.l.	MAGI No.5 LuxCo S.a.r.l.
Subsidiaries		ADP 16 Brussels	ADP 16 Brussels
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		100.00%	100.00%
Location		Belgium	Belgium
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
TUTU Finance –WCI Myanmar Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries		TUTU Finance –WCI Myanmar Co., Ltd.	TUTU Finance –WCI Myanmar Co., Ltd.
Main business		Finance	Finance
Percentage of ownership (%)		100.00%	100.00%
Location		Myanmar	Myanmar
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
PT Woori Finance Indonesia Tbk
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries		PT Woori Finance Indonesia Tbk.	PT Woori Finance Indonesia Tbk.
Main business		Finance	Finance
Percentage of ownership (%)		84.50%	84.50%
Location		Indonesia	Indonesia
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries	[5],[6]	Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2020-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.50%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2021-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2022-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.	Woori Card 2022-2 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2023-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries	[5]	Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.	Woori Card 2023-2 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Specified Money Market Trust
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial Capital Co., Ltd.	Woori Financial Capital Co., Ltd.
Subsidiaries		Specified Money Market Trust	Specified Money Market Trust
Main business		Trust	Trust
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Seari Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	Seari Second Securitization Specialty Co., Ltd.	Seari Second Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Namjong 1st Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	Namjong 1st Securitization Specialty Co., Ltd.	Namjong 1st Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum First Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	Bukgeum First Securitization Specialty Co., Ltd.	Bukgeum First Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Bukgeum Second Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	Bukgeum Second Securitization Specialty Co., Ltd.	Bukgeum Second Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS1909 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WS1909 Securitization Specialty Co., Ltd.	WS1909 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2003 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WS2003 Securitization Specialty Co., Ltd.	WS2003 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2006 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WS2006 Securitization Specialty Co., Ltd.	WS2006 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WH2103 Securitization Specialty Co., Ltd.	WH2103 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2103 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WN2103 Securitization Specialty Co., Ltd.	WN2103 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2106 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Investment Securities Co., Ltd.	Woori Investment Securities Co., Ltd.
Subsidiaries	[5]	WH2106 Securitization Specialty Co., Ltd.	WH2106 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[7]	Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)	Woori China Convertible Bond Hedging feeder Investment Trust H (debt-oriented hybrid)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		89.50%	84.70%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori China Convertible Bond Master Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[7],[9],[10]	Woori China Convertible Bond Master Fund	Woori China Convertible Bond Master Fund
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		63.30%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2025
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[6],[7]	Woori Together TDF 2025	Woori Together TDF 2025
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	30.10%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2035
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[6],[7]	Woori Together TDF 2035	Woori Together TDF 2035
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	48.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2040
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2040	Woori Together TDF 2040
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		34.30%	49.20%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2045
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2045	Woori Together TDF 2045
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		56.00%	61.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together TDF 2050
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[7]	Woori Together TDF 2050	Woori Together TDF 2050
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		31.50%	48.90%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Franklin Technology Master Fund (USD)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[6],[7],[9]	Woori Franklin Technology Master Fund (USD)	Woori Franklin Technology Master Fund (USD)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	67.30%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Woori Franklin Technology Feeder Fund (H)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[6],[7]	Woori Franklin Technology Feeder Fund (H)	Woori Franklin Technology Feeder Fund (H)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	31.40%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori Private Placement Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1	Held by Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Subsidiaries	[7],[9]	Woori Private Placement Investment Trust No. 3	Woori Private Placement Investment Trust No. 3
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		76.50%	76.50%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Woori Japan Private Placement Real Estate Master Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 and Woori Japan General Type Private Real Estate Feeder Investment Trust No.2-1	Held by Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1 and Woori Japan General Type Private Real Estate Feeder Investment Trust No.2-1
Subsidiaries	[7],[9]	Woori Japan Private Placement Real Estate Master Investment Trust No.2	Woori Japan Private Placement Real Estate Master Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Japan Private Placement Real Estate Master Investment Trust No.2-1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Financial Capital Co., Ltd. and Woori Investment Securities Co., Ltd.	Held by Woori Financial Capital Co., Ltd. and Woori Investment Securities Co., Ltd.
Subsidiaries	[11]	Woori Japan Private Placement Real Estate Master Investment Trust No.2-1	Woori Japan Private Placement Real Estate Master Investment Trust No.2-1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Financial Dino Lab Investment Association No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd.	Held by Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd.
Subsidiaries	[7],[10]	Woori Financial Dino Lab Investment Association No. 1	Woori Financial Dino Lab Investment Association No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Japan Private Placement Real Estate Master Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori Japan Investment Trust No. 1-2	Held by Woori Japan Private Placement Real Estate Feeder Investment Trust No.1-1 and Woori Japan Investment Trust No. 1-2
Subsidiaries	[7],[9]	Woori Japan Private Placement Real Estate Master Investment Trust No.1	Woori Japan Private Placement Real Estate Master Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
Woori Real Estate Financial Stabilization General Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori bank, Woori Investment Securities Co., Ltd., and Woori Asset Management Corp.	Held by Woori bank, Woori Investment Securities Co., Ltd., and Woori Asset Management Corp.
Subsidiaries	[7],[10]	Woori Real Estate Financial Stabilization General Private Investment Trust No. 1	Woori Real Estate Financial Stabilization General Private Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Innovation Growth(Infrastructure) General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank and Woori Asset Management Corp.	Held by Woori Bank and Woori Asset Management Corp.
Subsidiaries	[7]	Woori Innovation Growth(Infrastructure) General Type Private Investment Trust No.2	Woori Innovation Growth(Infrastructure) General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		46.40%	46.40%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori General Type Private Real Estate Investment Trust No.6
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank and Woori Asset Management Corp.	Held by Woori Bank and Woori Asset Management Corp.
Subsidiaries	[7]	Woori General Type Private Real Estate Investment Trust No.6	Woori General Type Private Real Estate Investment Trust No.6
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		85.80%	85.80%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Financial Capital Co., Ltd.	Held by Woori Financial Capital Co., Ltd.
Subsidiaries	[7]	Woori Japan Private Placement Real Estate Feeder Investment Trust No.1-1	Woori Japan Private Placement Real Estate Feeder Investment Trust No.1-1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		63.20%	63.20%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Fund Financing General Type Private Investment Trust
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank and Woori Financial Capital Co., Ltd.	Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[7],[10]	Woori Fund Financing General Type Private Investment Trust	Woori Fund Financing General Type Private Investment Trust
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.70%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Busan Logistics Infra Private Placement Special Asset Investment
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank and Woori Financial Capital Co., Ltd.	Woori Bank and Woori Financial Capital Co., Ltd.
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Busan Logistics Infra Private Placement Special Asset Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[7]	Woori Busan Logistics Infra Private Placement Special Asset InvestmentTrust	Woori Busan Logistics Infra Private Placement Special Asset InvestmentTrust
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Equity Investment General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank and Woori Financial Capital Co., Ltd.	Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[7]	Woori Equity Investment General Type Private Investment Trust No.1	Woori Equity Investment General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Renewable New Deal Fund
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank and Woori Financial Capital Co., Ltd.	Woori Bank and Woori Financial Capital Co., Ltd.
Subsidiaries	[7]	Woori Renewable New Deal FundNo.1	Woori Renewable New Deal FundNo.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		60.00%	60.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori General Private Equity Investment Trust 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[6],[7],[10]	Woori General Private Equity Investment Trust 1	Woori General Private Equity Investment Trust 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Senior Loan General Type Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7],[10]	Woori Senior Loan General Type Private Investment Trust No.3	Woori Senior Loan General Type Private Investment Trust No.3
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		45.80%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori General Type Private Real Estate Investment Trust No.7
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7],[10]	Woori General Type Private Real Estate Investment Trust No.7	Woori General Type Private Real Estate Investment Trust No.7
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		87.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Natixis Partnership Global Private Debt Fund No. 1-2(EUR)
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7],[10]	Woori Natixis Partnership Global Private Debt Fund No. 1-2(EUR)	Woori Natixis Partnership Global Private Debt Fund No. 1-2(EUR)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		80.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Natixis Partnership Global Private Debt Fund No. 1-1(USD)
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7],[10]	Woori Natixis Partnership Global Private Debt Fund No. 1-1(USD)	Woori Natixis Partnership Global Private Debt Fund No. 1-1(USD)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		80.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Partners General Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7],[10]	Woori Partners General Private Investment Trust No. 3	Woori Partners General Private Investment Trust No. 3
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		90.90%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Esg Infrastructure Development General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori ESG Infrastructure Development General Type Private Investment Trust No.2	Woori ESG Infrastructure Development General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		50.00%	50.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together Institutional Usd Mmf No.1CF
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[6],[7]	Woori Together Institutional USD MMF No.1 C-F	Woori Together Institutional USD MMF No.1 C-F
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	63.40%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori Clean Energy General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori Clean Energy General Type Private Investment Trust No.2	Woori Clean Energy General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		30.80%	30.80%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1	Woori Japan Blind General Type Private Real Estate Feeder Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.90%	99.90%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Japan General Type Private Real Estate Feeder Investment Trust No.1and 2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori Japan General Type Private Real Estate Feeder Investment TrustNo.1-2	Woori Japan General Type Private Real Estate Feeder Investment TrustNo.1-2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		98.80%	98.80%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Senior Loan General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori Senior Loan General Type Private Investment Trust No.2	Woori Senior Loan General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		50.00%	50.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori General Type Private Real Estate Investment Trust No.5
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori General Type Private Real Estate Investment Trust No.5	Woori General Type Private Real Estate Investment Trust No.5
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		87.00%	87.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Woori Bank Partners Professional Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori Woori Bank Partners Professional Type Private Investment Trust No. 2	Woori Woori Bank Partners Professional Type Private Investment Trust No. 2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		90.90%	90.90%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Global Mid Market Secondary General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori Global Mid-market Secondary General Type Private Investment Trust No.1	Woori Global Mid-market Secondary General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		80.00%	80.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori General Type Private Real Estate Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori General Type Private Real Estate Investment Trust No.1	Woori General Type Private Real Estate Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		84.90%	84.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Wooribank Partners General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori WooriBank Partners General Type Private Investment Trust No.1	Woori WooriBank Partners General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		92.60%	92.60%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori New Deal (Infrastructure) Policy Fund No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Asset Management Corp.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Asset Management Corp.
Subsidiaries	[7]	Woori New Deal(Infrastructure) Policy Fund No.1	Woori New Deal(Infrastructure) Policy Fund No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		70.00%	70.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Junior Equity General Type Private Investment Trust
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.
Subsidiaries	[7],[10]	Woori Junior Equity General Type Private Investment Trust	Woori Junior Equity General Type Private Investment Trust
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Gp Commitment Loan General Type Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori GP Commitment Loan General Type Private Investment Trust No.3	Woori GP Commitment Loan General Type Private Investment Trust No.3
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Gp Commitment Loan General Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori GP Commitment Loan General Type Private Investment Trust No.2	Woori GP Commitment Loan General Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Equity Bridge Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori Equity Bridge Loan General Type Private Investment Trust No.1	Woori Equity Bridge Loan General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		80.00%	80.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Gp Commitment Loan General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori GP Commitment Loan General Type Private Investment Trust No.1	Woori GP Commitment Loan General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WFBS 1st Corporate Recovery Private Equity Fund
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries		WFBS 1st Corporate Recovery Private Equity Fund	WFBS 1st Corporate Recovery Private Equity Fund
Main business		Finance	Finance
Percentage of ownership (%)		96.20%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are included in the consolidation during the year ended December 31, 2024.	Companies are included in the consolidation during the year ended December 31, 2024.
VOGO DL General Private Equity Investment Trust 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[7]	VOGO DL General Private Equity Investment Trust 1	VOGO DL General Private Equity Investment Trust 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.80%	99.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WSB2409 Asset Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5],[10]	WSB2409 Asset Securitization Specialty Co., Ltd.	WSB2409 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WS2409 Asset Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5],[10]	WS2409 Asset Securitization Specialty Co., Ltd.	WS2409 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WKN2406 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5],[10]	WKN2406 Securitization Specialty Co., Ltd.	WKN2406 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WI2406 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5],[10]	WI2406 Securitization Specialty Co., Ltd.	WI2406 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WK2406 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5],[10]	WK2406 Securitization Specialty Co., Ltd.	WK2406 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WSB2406 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5],[10]	WSB2406 Securitization Specialty Co., Ltd.	WSB2406 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WH2403 Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5],[10]	WH2403 Securitization Specialty Co., Ltd.	WH2403 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WK2403 Asset Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5],[10]	WK2403 Asset Securitization Specialty Co., Ltd.	WK2403 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Didim US Technology and Bio-Healthcare Feeder Investment Trust
Significant investments in subsidiaries [Abstract]
Subsidiaries	[7],[10]	Woori Didim US Technology and Bio-Healthcare Feeder Investment Trust	Woori Didim US Technology and Bio-Healthcare Feeder Investment Trust
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		44.60%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Rooftop Solar Private Special Asset Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[7],[10]	Woori Rooftop Solar Private Special Asset Investment Trust No.1	Woori Rooftop Solar Private Special Asset Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		40.10%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori K-New Opening Target Return Securities Investment Trust (Equity)
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[6],[7],[10]	Woori K-New Opening Target Return Securities Investment Trust (Equity)	Woori K-New Opening Target Return Securities Investment Trust (Equity)
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Card 2024 One Asset Securitization Specialty Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Card Co., Ltd.	Woori Card Co., Ltd.
Subsidiaries	[5],[10]	Woori Card 2024-1 Asset Securitization Specialty Co., Ltd.	Woori Card 2024-1 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.50%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Namyangju Resource Circulation Facility Development Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori ESG Infrastructure Development General Private Investment Trust No. 1	Held by Woori ESG Infrastructure Development General Private Investment Trust No. 1
Subsidiaries	[10]	Namyangju Resource Circulation Facility Development Co., Ltd.	Namyangju Resource Circulation Facility Development Co., Ltd.
Main business		Other professional services	Other professional services
Percentage of ownership (%)		100.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are included in the consolidation during the year ended December 31, 2024.	Companies are included in the consolidation during the year ended December 31, 2024.
Woori Global Infrastructure Development Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori ESG Infrastructure Development General Private Investment Trust No. 1	Held by Woori ESG Infrastructure Development General Private Investment Trust No. 1
Subsidiaries	[10]	Woori Global Infrastructure Development Co., Ltd.	Woori Global Infrastructure Development Co., Ltd.
Main business		Other financial services	Other financial services
Percentage of ownership (%)		100.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		Companies are included in the consolidation during the year ended December 31, 2024.	Companies are included in the consolidation during the year ended December 31, 2024.
JB Airline Private Placement Investment Trust No 8
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	JB Airline Private Placement Investment Trust No.8	JB Airline Private Placement Investment Trust No.8
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		97.00%	97.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Global Secondary Private Placement Investment Trust No 1
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	Woori Global Secondary Private Placement Investment Trust No. 1	Woori Global Secondary Private Placement Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		98.80%	98.60%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Mirae Asset Multi Overseas Real Estate General Private Investment Trust No 5 To 2
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[7]	Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2	Mirae Asset Multi Overseas Real Estate General Private Investment Trust No. 5-2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		99.00%	99.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WOORI SEOUL STATION AREA 1ST CO LTD
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[10]	WOORI SEOUL STATION AREA 1ST, CO,. LTD	WOORI SEOUL STATION AREA 1ST, CO,. LTD
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WOORI HL 1ST CO LIMITED
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[10]	WOORI HL 1ST, CO,. LIMITED	WOORI HL 1ST, CO,. LIMITED
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WOORI ENERBILITY 1ST CO LIMITED
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[10]	WOORI ENERBILITY 1ST, CO,. LIMITED	WOORI ENERBILITY 1ST, CO,. LIMITED
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
WOORIWON 1ST CO LIMITED
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[10]	WOORIWON 1ST, CO,. LIMITED	WOORIWON 1ST, CO,. LIMITED
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori EUGENE 1st Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[10]	Woori EUGENE 1st Co., Ltd	Woori EUGENE 1st Co., Ltd
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori Plasma 1st Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[10]	Woori Plasma 1st Co., Ltd.	Woori Plasma 1st Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori QS 2nd Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[10]	Woori QS 2nd Co., Ltd.	Woori QS 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori HR 2nd Co Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Bank	Woori Bank
Subsidiaries	[5],[10]	Woori HR 2nd Co., Ltd.	Woori HR 2nd Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		0.00%	0.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are included in the consolidation during the year ended December 31, 2024.
Woori High Graded Bond Target Return Fund 1
Significant investments in subsidiaries [Abstract]
Subsidiaries	[6],[7]	Woori High Graded Bond Target Return Fund 1	Woori High Graded Bond Target Return Fund 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	87.40%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
WI2203 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WI2203 Securitization Specialty Co., Ltd.	WI2203 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WM2203 Asset Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WM2203 Asset Securitization Specialty Co., Ltd.	WM2203 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WNI2206 Asset Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WNI2206 Asset Securitization Specialty Co., Ltd.	WNI2206 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WI2209 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WI2209 Securitization Specialty Co., Ltd.	WI2209 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2212 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WN2212 Asset Securitization Specialty Co., Ltd.	WN2212 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WK2212 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WK2212 Asset Securitization Specialty Co., Ltd.	WK2212 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WH2306 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WH2306 Securitization Specialty Co., Ltd.	WH2306 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WN2306 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WN2306 Securitization Specialty Co., Ltd.	WN2306 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WNKN2309 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WNKN2309 Securitization Specialty Co., Ltd.	WNKN2309 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WB2309 Securitization Specialty Co., Ltd
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WB2309 Securitization Specialty Co., Ltd.	WB2309 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WI2311 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WI2311 Securitization Specialty Co., Ltd.	WI2311 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WSB2312 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WSB2312 Securitization Specialty Co., Ltd.	WSB2312 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WK2312 Asset Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WK2312 Asset Securitization Specialty Co., Ltd.	WK2312 Asset Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
WBS2312 Securitization Specialty Co., Ltd.
Significant investments in subsidiaries [Abstract]
Investor		Woori Financial F&I Co., Ltd.	Woori Financial F&I Co., Ltd.
Subsidiaries	[5]	WBS2312 Securitization Specialty Co., Ltd.	WBS2312 Securitization Specialty Co., Ltd.
Main business		Asset securitization	Asset securitization
Percentage of ownership (%)		5.00%	5.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Venture Partners US
Significant investments in subsidiaries [Abstract]
Investor		Woori Venture Partners Co., Ltd.	Woori Venture Partners Co., Ltd.
Subsidiaries		Woori Venture Partners US	Woori Venture Partners US
Main business		Other financial services	Other financial services
Percentage of ownership (%)		100.00%	100.00%
Location		America	America
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Woori Global Multi Asset Income Private Placement Investment Trust Class
Significant investments in subsidiaries [Abstract]
Investor		Woori Asset Management Corp.	Woori Asset Management Corp.
Subsidiaries	[6],[7]	Woori Global Multi Asset Income Private Placement Investment Trust Class	Woori Global Multi Asset Income Private Placement Investment Trust Class
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	37.70%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Green ESG Growth No.1 Private Equity Fund
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Green ESG Growth No.1 Private Equity Fund	Green ESG Growth No.1 Private Equity Fund
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		34.80%	30.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori PE Secondary Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori PE Secondary Fund 1	Woori PE Secondary Fund 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori New Growth Credit Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori New Growth Credit Fund 1	Woori New Growth Credit Fund 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Japanese Hotel Real Estate Private Equity Fund 1
Significant investments in subsidiaries [Abstract]
Investor	[7]	Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Securities Co., Ltd.	Woori Financial Capital Co., Ltd., Woori Private Equity Asset Management Co., Ltd. and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Japanese Hotel Real Estate Private Equity Fund 1	Japanese Hotel Real Estate Private Equity Fund 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd., Woori Savings Bank and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.1	Woori Innovative Growth Professional Investment Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		90.00%	90.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori Innovative Growth Professional Investment Type Private Investment Trust No.2	Woori Innovative Growth Professional Investment Type Private Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		85.00%	85.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Innovative Growth New Deal Private Investment Trust No.3
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.	Woori Bank, Woori Financial Capital Co., Ltd., Woori Investment Securities Co., Ltd. and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori Innovative Growth New Deal Private Investment Trust No.3	Woori Innovative Growth New Deal Private Investment Trust No.3
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		94.30%	94.30%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank and Woori Investment Securities Co., Ltd.	Woori bank and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust	Woori Global Development Infrastructure Synergy Company Private Placement Investment Trust
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori North America Infra Private Placement Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank and Woori Investment Securities Co., Ltd.	Woori bank and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori NorthAmerica Infra Private Placement Investment Trust No. 1	Woori NorthAmerica Infra Private Placement Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank and Woori Investment Securities Co., Ltd.	Woori bank and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1	Woori Infrastructure New Deal Specialized Investment Private Equity Investment Trust No. 1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori General Type Private Real Estate Investment Trust No.2
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank and Woori Investment Securities Co., Ltd.	Woori bank and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori General Type Private Real Estate Investment Trust No.2	Woori General Type Private Real Estate Investment Trust No.2
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		30.10%	30.10%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori ESG Infrastructure Development General Type Private Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank and Woori Investment Securities Co., Ltd.	Woori bank and Woori Investment Securities Co., Ltd.
Subsidiaries	[7]	Woori ESG Infrastructure Development General Type Private Investment Trust No.1	Woori ESG Infrastructure Development General Type Private Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Together Institutional USD MMF No.1 C-F
Significant investments in subsidiaries [Abstract]
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.
Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust
Significant investments in subsidiaries [Abstract]
Investor	[11]	Woori bank	Woori bank
Subsidiaries	[7]	Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust	Woori Dongbu Underground Expressway General type Private Special Asset Investment Trust
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		40.00%	40.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori FG Digital Investment Fund 1st
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd.	Held by Woori Bank, Woori Card Co., Woori Investment Securities Co., Ltd. and Woori Financial Capital Co., Ltd.
Subsidiaries	[7]	Woori FG Digital Investment Fund 1st	Woori FG Digital Investment Fund 1st
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		100.00%	100.00%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Corporate Turnaround No.1 Private Equity Fund
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Bank and Woori Private Equity Asset Management Co., Ltd.	Held by Woori Bank and Woori Private Equity Asset Management Co., Ltd.
Subsidiaries	[7]	Woori Corporate Turnaround No.1 Private Equity Fund	Woori Corporate Turnaround No.1 Private Equity Fund
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		36.40%	36.40%
Location		Korea	Korea
Financial statements date of use		Dec. 31, 2024	Dec. 31, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
GK OK Chatan
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Japan Private Placement Real Estate Master Investment Trust No.1	Held by Woori Japan Private Placement Real Estate Master Investment Trust No.1
Subsidiaries	[7]	GK OK Chatan	GK OK Chatan
Main business		Other financial services	Other financial services
Percentage of ownership (%)		99.90%	99.90%
Location		Japan	Japan
Financial statements date of use		Oct. 30, 2024	Oct. 30, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
GK Woorido
Significant investments in subsidiaries [Abstract]
Investor		Held by Woori Private Placement Investment Trust No. 3	Held by Woori Private Placement Investment Trust No. 3
Subsidiaries	[7]	GK Woorido	GK Woorido
Main business		Other financial services	Other financial services
Percentage of ownership (%)		100.00%	100.00%
Location		Japan	Japan
Financial statements date of use		Sep. 30, 2024	Sep. 30, 2023
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1
Significant investments in subsidiaries [Abstract]
Investor	[11]	Held by Woori Infrastructure New Deal General Type Private Investment Trust	Held by Woori Infrastructure New Deal General Type Private Investment Trust
Subsidiaries	[6],[7]	Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1	Woori Seoul- Chuncheon Highway Private Placement Special Asset Investment Trust No.1
Main business		Securities investment and others	Securities investment and others
Percentage of ownership (%)		0.00%	48.00%
Location		Korea	Korea
Description of significant judgements and assumptions made in determining that entity controls another entity even though it holds less than half of voting rights		The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns. Companies are excluded from the consolidation as of December 31, 2024.

[1]	The Group owned interest in Korea Foss Securities Co., Ltd. as a result of the merger between Korea Foss Securities Co., Ltd. (surviving company) and Woori Investment Bank Co., Ltd. (dissolution company) for the year ended December 31, 2024. The merged securities company also changed its name to Woori Investment Securities Co., Ltd.
[2]	The Company acquired additional shares of Woori Asset Trust Co., Ltd. and Woori Asset Management Corp. during the year ended December 31, 2024. Additionally, Woori Asset Management Corp. merged with Woori Global Management Co., Ltd. through a business combination.
[3]	Additional investment occurred and added it as a consolidated subsidiary during the year ended December 31, 2023.
[4]	The Russia – Ukraine conflict has been escalated in February 2022, and international sanctions were imposed on Russia. Due to the sanctions, the Group may experience situations such as a decrease in value of financial assets or operating assets owned by the Group regarding the conflict, an increase in receivable payment terms, limitation to transfer funds, decrease in the profit. As of December 31, 2024, the Group expects such conflict and sanctions would have financial impacts on the business of AO Woori Bank, one of the subsidiaries, in the future. However, the Group cannot reasonably predict the financial impacts.
[5]	The entity is a structured entity for the purpose of asset securitization. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[6]	Companies are excluded from the consolidation as of December 31, 2024.
[7]	The entity is a structured entity for the purpose of investment in securities. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[8]	The entity is a ‘money trust’ under the Financial Investment Services and Capital Markets Act. Although the Group is not a majority shareholder, the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns.
[9]	As a master-feeder fund, it is the percentage of the feeder fund’s ownership in the master fund.
[10]	Companies are included in the consolidation during the year ended December 31, 2024.
[11]	Determined that the Group controls the investees, considering the Group 1) has the power over the investee, 2) is exposed to or has rights to variable returns from its involvement with the investee, and 3) has the ability to use its power to affect its returns, by two or more subsidiaries’ investment or operation.